Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Other Long Term Liabilities [Abstract]
Pension and postretirement benefits liability	$ 20,890	$ 29,290
Environmental remediation obligation	1,111	0
Asset retirement obligations	9,009	6,773
Capital lease obligations	7,231	9,195
Liability classified stock awards	5,019	3,057
Retained acquisition contingencies	4,953	4,613
Acquired contract obligations	0	3,755
Other	2,413	2,026
Total	$ 50,626	$ 58,709